Business Combinations - Schedule of reverse recapitalization shares issued (Details)	Jul. 15, 2021 shares	May 04, 2021 shares	May 03, 2021 shares	Dec. 31, 2021 shares	Dec. 30, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Reverse Recapitalization [Line Items]
Common stock, shares outstanding (in shares)		125,399,913	54,358	150,598,047	150,598,047	35,501,743	32,136,203
PIPE Shares		35,000,000
Business Combination and PIPE shares	7,500,000	89,827,310
Legacy HydraFacial shares (in shares)		35,501,743
Working capital adjustment Class A Common Stock issued (in shares)		70,860
Recapitalization exchange ratio (in shares)		653.109
Common shareholders
Reverse Recapitalization [Line Items]
Business combination shares (in shares)		43,327,310
Vesper Founders
Reverse Recapitalization [Line Items]
Business combination shares (in shares)		11,500,000
Vesper
Reverse Recapitalization [Line Items]
Common stock, shares outstanding (in shares)			46,000,000
Less: Redemption of Vesper Class A common stock (in shares)			(2,672,690)